Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

In connection with an APA (See Note 3), the Company valued the three trademarks acquired at their historical cost of $29,440 which approximated fair market value. The Company valued the Brand Ambassador Agreement at $105,295 using the estimated fair value of required social media posts by the artist/singer Max Schneider, known as Max ("MAX").

At December 31, 2018, based on management's impairment analysis, the Company wrote off the remaining unamortized carrying value of its intangible asset related to the brand ambassador agreement and recorded an impairment loss of $87,745. Management determined that there was a significant adverse change in the extent or manner in which this long-lived asset was being used. For the year ended December 31, 2019, the Company recorded an impairment loss of $29,440 related to the impairment of its trademarks. Management determined that there was a significant adverse change in the extent or manner in which its trademarks were being used. Trademarks were treated as indefinite long-lived assets and therefore were not amortized.

At December 31, 2019 and 2018, intangible assets consisted of the following:

	Useful life	December 31, 2019	December 31, 2018
Trademarks	N/A	$-	$29,440

For the years ended December 31, 2019 and 2018, amortization of intangible assets amounted to $0 and $17,550, respectively.